SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO THE COMPANY’S LEASES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases As Lessee
Operating cash flows from finance leases	¥ 193	¥ 175	¥ 97
Operating cash flows from operating leases	527,392	480,685	513,967
Financing cash flows from finance leases	5,157	4,160	2,303
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	357,020	508,790	602,560
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	6,720	8,373	2,682
Remeasurement of operating lease liabilities and right-of-use assets due to lease modification	¥ 3,035	¥ 92,739	¥ 37,142
Weighted average remaining lease term, Finance leases	3 years 5 months 4 days	3 years 10 days	3 years 3 months 14 days
Weighted average remaining lease term, Operating leases	7 years 8 months 12 days	8 years 6 months 14 days	8 years 1 month 9 days
Weighted-average discount rate, Finance leases	1.57%	1.57%	1.57%
Weighted-average discount rate, Operating leases	1.57%	1.57%	1.57%